Liabilities Subject to Compromise - FIxed Rate Loans - Additional Information (Detail) $ / shares in Units, R$ in Thousands		6 Months Ended		12 Months Ended
	Dec. 31, 2017 BRL (R$) shares	Jun. 30, 2018 BRL (R$) shares	Jun. 30, 2016	Dec. 31, 2017 BRL (R$) shares	Jun. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 BRL (R$)
Liabilities Subject To Compromise Disclosures [Line Items]
Minimum amount required to be eligible for qualified holders | $					$ 750,000	$ 750,000
Liabilities subject to compromise, loan and financing	R$ 49,129,546	R$ 32,153,039		R$ 49,129,546			R$ 49,265,232
Debt instrument interest rate	6.00%			6.00%		6.00%
Period of commencement of interest accrual				78 months
New Notes [Member] | 9.75% senior notes due 2016 [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Debt instrument interest rate	9.75%	9.75%		9.75%	9.75%	9.75%	9.75%
Four year and thereafter [Member] | Settle In Cash [Member] | New Notes [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Debt, fixed interest rate	10.00%	10.00%		10.00%	10.00%	10.00%
Qualified Recovery [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Aggregate principal amount under each 1000 USD Bondholder Credit | $					$ 195.61	$ 195.61
Warrants to purchase common shares related to subscription | shares	13.78	13.78		13.78	13.78	13.78
Warrants exercise price | $ / shares					$ 0.01	$ 0.01
Warrant term			Each Warrant will entitle its holder to subscribe for one common share at an xercise price of the equivalent in reais of US$0.01 per common share. Each arrant will be exercisable at any time, at the sole discretion of the holder, uring a period of 90 days, which the Company refers to as the Exercise Period, eginning on the date that is 12 months after the date on which the Warrants are ssued, unless the commencement of the Exercise Period is accelerated upon the arliest to occur of the events described below.	Each Warrant will entitle its holder to subscribe for one common share at an exercise price of the equivalent in reais of US$0.01 per common share. Each Warrant will be exercisable at any time, at the sole discretion of the holder, during a period of 90 days, which the Company refers to as the Exercise Period, beginning on the date that is 12 months after the date on which the Warrants are issued, unless the commencement of the Exercise Period is accelerated
Qualified Recovery [Member] | First Three Years [Member] | Settle In Cash [Member] | New Notes [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Debt, fixed interest rate	10.00%	10.00%		10.00%	10.00%	10.00%
Qualified Recovery [Member] | First Three Years [Member] | Cash and paid in kind [Member] | New Notes [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Debt, fixed interest rate	12.00%	12.00%		12.00%	12.00%	12.00%
Qualified Recovery [Member] | First Three Years [Member] | Cash and paid in kind, Cash [Member] | New Notes [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Debt, fixed interest rate	8.00%	8.00%		8.00%	8.00%	8.00%
Qualified Recovery [Member] | First Three Years [Member] | Cash and paid in kind, Paid in Kind [Member] | New Notes [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Debt, fixed interest rate	4.00%	4.00%		4.00%	4.00%	4.00%
Qualified Recovery [Member] | American Depository Share [Member] | PTIF
Liabilities Subject To Compromise Disclosures [Line Items]
Number of stock to be issued which are subject to reduction | shares		13.75		13.75
Qualified Recovery [Member] | American Depository Share [Member] | New Shares Issued [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Number of stock to be issued which are subject to reduction | shares		179.09		179.09
Non-Qualified Recovery [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Aggregate principal amount under each 1000 USD Bondholder Credit | $					$ 500	$ 500
Debt instrument interest rate	6.00%	6.00%		6.00%	6.00%	6.00%
Period of commencement of interest accrual		78 months		78 months
Non-Qualified Recovery [Member] | 13th to 18th | Restructuring Option Three
Liabilities Subject To Compromise Disclosures [Line Items]
Percentage of the amount to be repaid per six-month period		4.00%		4.00%
Non-Qualified Recovery [Member] | 19th to 23rd | Restructuring Option Three
Liabilities Subject To Compromise Disclosures [Line Items]
Percentage of the amount to be repaid per six-month period		12.66%		12.66%
Default Recovery [Member] | 9.75% senior notes due 2016 [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Debt redemption percentage		15.00%		15.00%
Debt redemption terms		The Default Recovery Entitlement with respect to the Company 9.75% senior notes due 2016 will bear interest at the Brazilian TR rate (payable together with the last installment of principal), which will accrue as additional principal amount of the Default Recovery Entitlement during until the 20th anniversary of the date of the U.S. Recognition Order, and thereafter be payable together with payments of principal amount of the Default Recovery Entitlement. The principal and accrued interest with respect to the Default Recovery Entitlement may be redeemed at any time and from time to time, in whole or in part, by the RJ Debtors at a redemption price of 15% of the aggregate principal amount of the Default Recovery Entitlement.		The Default Recovery Entitlement with respect to the Company 9.75% senior notes due 2016 will bear interest at the Brazilian TR rate (payable together with the last installment of principal), which will accrue as additional principal amount of the Default Recovery Entitlement during until the 20th anniversary of the date of the U.S. Recognition Order, and thereafter be payable together with payments of principal amount of the Default Recovery Entitlement. The principal and accrued interest with respect to the Default Recovery Entitlement may be redeemed at any time and from time to time, in whole or in part, by the RJ Debtors at a redemption price of 15% of the aggregate principal amount of the Default Recovery Entitlement.
Oi Holanda | Default Recovery [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Debt payment terms		Bonds issued by the Company or Oi Holanda in five annual, equal installments, commencing on the 20th anniversary of the date of the U.S. Recognition Order		Bonds issued by the Company or Oi Holanda in five annual, equal installments, commencing on the 20th anniversary of the date of the U.S. Recognition Order
PTIF
Liabilities Subject To Compromise Disclosures [Line Items]
Reduction in total claim amount	R$ (136,000)	R$ (136,000)
PTIF | Default Recovery [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Debt payment terms		Bond issued by PTIF in five annual, equal installments, commencing on the 20thanniversary of the date of the Homologation Order, which, in each case, the Company refers to as the Default Recovery Entitlement.		Bond issued by PTIF in five annual, equal installments, commencing on the 20thanniversary of the date of the Homologation Order, which, in each case, the Company refers to as the Default Recovery Entitlement.
Euro
Liabilities Subject To Compromise Disclosures [Line Items]
Liabilities subject to compromise, loan and financing	19,578,000			R$ 19,578,000			R$ 19,578,000
US dollar
Liabilities Subject To Compromise Disclosures [Line Items]
Liabilities subject to compromise, loan and financing	16,978,000			16,978,000			16,978,000
Brazilian reais
Liabilities Subject To Compromise Disclosures [Line Items]
Liabilities subject to compromise, loan and financing	R$ 12,573,000			R$ 12,573,000			R$ 12,573,000